Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument, Redemption [Line Items]
Total debt	$ 46,755	$ 154	$ 2,497
Unamortized deferred financing costs, Cargill Loan	(655)
Less: current portion		(50)	0
Convertible notes with fair value adjustment ($26,050 thousand in face value)	31,117
Long-term debt, less current portion and convertible notes	15,638	104	2,497
Promissory notes [Member]
Debt Instrument, Redemption [Line Items]
Total debt		0	2,497
PPP loan [Member]
Debt Instrument, Redemption [Line Items]
Total debt		104	0
Share settlement note [Member]
Debt Instrument, Redemption [Line Items]
Total debt		50	$ 0
Less: current portion		$ (50)
Cargill Loan [Member]
Debt Instrument, Redemption [Line Items]
Total debt	$ 16,293